Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—94.2%
	Belgium—1.0%
1,462,410	Azelis Group NV	$23,226,274
926,488	Fagron NV	24,415,676
		47,641,950
	Canada—4.8%
251,390	Lassonde Industries, Inc., Class A(a)	38,431,626
1,124,700	National Bank of Canada	115,824,730
1,926,024	Winpak, Ltd.	63,010,415
		217,266,771
	China—2.1%
8,383,895	Haitian International Holdings, Ltd.	21,787,447
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	7,122,226
15,974,780	Uni-President China Holdings, Ltd.	19,332,536
2,768,830	Wuliangye Yibin Co., Ltd., Class A	45,944,301
		94,186,510
	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	2,324,330
	Finland—1.5%
2,919,753	Kemira Oyj	67,416,015
	France—12.7%
480,339	Alten SA	41,978,330
656,951	Arkema SA	48,236,179
2,392,742	Rubis SCA	77,015,108
473,440	Safran SA	153,330,747
149,932	Sopra Steria Group	36,396,320
809,227	Teleperformance SE	78,196,683
2,305,447	TotalEnergies SE	140,995,571
		576,148,938
	Germany—7.7%
606,940	Brenntag SE	40,040,056
2,644,654	DHL Group	121,724,587
1,084,451	Fresenius SE & Co., KGaA	54,330,906
42,354	KSB SE & Co., KGaA	44,248,346
42,088	Rheinmetall AG	88,780,783
		349,124,678
	Hong Kong—2.7%
1,309,676	Great Eagle Holdings, Ltd.	2,289,013
12,583,508	Hang Lung Group, Ltd.	21,896,907
7,667,170	Prudential plc	95,884,203
2,500,000	TAI Cheung Holdings, Ltd.	1,031,847
		121,101,970
	Italy—2.6%
2,080,198	SOL SpA	117,452,524
	Japan—8.6%
1,218,825	ADEKA Corp.	23,271,967
Shares		Value*
	Japan (continued)
1,046,175	Fuso Chemical Co., Ltd.	$28,029,335
481,855	Hosokawa Micron Corp.	16,562,775
2,751,105	Kanadevia Corp.	18,569,887
1,958,145	Koito Manufacturing Co., Ltd.	23,377,902
3,363,180	Kuraray Co., Ltd.	42,725,157
1,567,485	Mitsubishi Gas Chemical Co., Inc.	24,042,113
543,990	Nakanishi, Inc.	7,140,469
902,365	Nifco, Inc.	21,365,144
164,400	Nippon Kanzai Holdings Co., Ltd.	3,093,490
1,357,200	Nippon Sanso Holdings Corp.	51,330,151
820,800	Niterra Co., Ltd.	27,275,710
104,825	Okamoto Industries, Inc.	3,494,288
270,565	Shoei Co., Ltd.	3,259,255
213,135	Star Micronics Co., Ltd.	2,487,768
2,450,385	Subaru Corp.	42,673,291
625,760	Sumitomo Heavy Industries, Ltd.	12,834,048
657,770	Taikisha, Ltd.	11,753,293
1,317,955	Takara Holdings, Inc.	10,930,874
588,565	Transcosmos, Inc.	14,261,328
164,305	YAMABIKO Corp.	2,416,032
		390,894,277
	Mexico—2.5%
922,029	Coca-Cola FEMSA SAB de CV, Sponsored ADR	89,187,865
9,067,593	Megacable Holdings SAB de CV	25,203,224
		114,391,089
	Netherlands—4.1%
1,170,235	Aalberts NV	42,254,408
1,917,912	Heineken Holding NV	142,397,318
		184,651,726
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	3,620,333
	Singapore—4.1%
1,083,249	DBS Group Holdings, Ltd.	38,196,296
5,323,381	United Overseas Bank, Ltd.	150,466,546
		188,662,842
	South Korea—4.9%
132,322	Binggrae Co., Ltd.	8,333,854
219,167	DB Insurance Co., Ltd.	20,023,185
167,062	Dentium Co., Ltd.	7,637,615
1,017,582	Hana Financial Group, Inc.	65,069,151
998,776	LG Corp.	58,908,247
991,707	LX Holdings Corp.	7,039,533
1,311,490	Samsung Electronics Co., Ltd.	58,111,368
		225,122,953
	Sweden—2.7%
334,776	Autoliv, Inc.	37,461,435
169,601	SKF AB, Class B	3,863,466
2,266,594	Trelleborg AB, Class B	83,739,166
		125,064,067
	Switzerland—14.1%
142,761	Coltene Holding AG, Registered	12,141,859

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Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2025 (Unaudited)
Shares		Value*
	Switzerland (continued)
1,559,589	Nestlé SA, Registered	$154,450,252
1,200,966	Novartis AG, Registered	145,096,608
63,203	Phoenix Mecano AG, Registered(a)	34,936,332
482,951	Roche Holding AG	156,777,058
377,500	TX Group AG	98,643,216
46,738	Zurich Insurance Group AG	32,563,938
	Miscellaneous Security(c)	5,500,779
		640,110,042
	United Kingdom—15.7%
1,447,120	Babcock International Group plc	22,765,539
5,243,779	BAE Systems plc	135,560,354
9,789,735	CNH Industrial NV	126,874,966
1,665,825	Computacenter plc	54,786,319
4,130,268	CVS Group plc(a)	70,748,909
4,226,159	Diageo plc	105,865,275
2,704,933	Grafton Group plc	37,882,524
1,640,676	Howden Joinery Group plc	19,245,451
5,273,360	Inchcape plc	52,463,293
21,758,986	Johnson Service Group plc(a)	45,322,488
5,987,762	Pets at Home Group plc	21,497,964
2,004,144	SThree plc	6,714,896
16,292,379	Vertu Motors plc(a)	14,177,176
		713,905,154
	United States—2.3%
57,179	Alphabet, Inc., Class A	10,076,655
2,350,482	Ionis Pharmaceuticals, Inc.(d)	92,867,544
		102,944,199

TOTAL COMMON STOCKS (Cost $2,457,751,803)		4,282,030,368

PREFERRED STOCKS—0.8%
	Chile—0.8%
11,044,000	Embotelladora Andina SA, Class A (Cost $26,319,918)	36,673,522
	Croatia—0.0%(b)
30,000	Adris Grupa DD (Cost $1,437,096)	2,774,982

TOTAL PREFERRED STOCKS (Cost $27,757,014)		39,448,504

Shares		Value*

REGISTERED INVESTMENT COMPANY—5.5%
248,907,725	Dreyfus Treasury Securities Cash Management– Institutional Shares 4.11%(e) (Cost $248,907,725)	$248,907,725

Face Value
U.S. TREASURY BILL—1.1%
$50,000,000	4.253%(f) due 07/10/2025 (Cost $49,947,537)	49,947,646
INVESTMENTS IN SECURITIES (Cost $2,784,364,079)	101.6%	4,620,334,243

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(2.6)	(117,209,312)
OTHER ASSETS AND LIABILITIES (Net)	1.0	43,459,295
NET ASSETS	100.0%	$4,546,584,226

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Amount represents less than 0.1% of net assets.
(c)
Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of
$5,500,779 represents 0.1% of the net assets of the Fund.

(d)	Non-income producing security.
(e)	Rate disclosed is the 7-day yield at June 30, 2025.
(f)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund

Sector Diversification
June 30, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Chemicals	8.9%
Aerospace & Defense	8.8
Beverages	8.7
Machinery	8.5
Banks	8.1
Pharmaceuticals	6.6
Food Products	4.8
Health Care Providers & Services	3.3
Insurance	3.2
Oil, Gas & Consumable Fuels	3.1
IT Services	2.9
Media	2.7
Air Freight & Logistics	2.7
Trading Companies & Distributors	2.6
Automobile Components	2.5
Professional Services	2.1
Biotechnology	2.1
Gas Utilities	1.7
Industrial Conglomerates	1.5
Containers & Packaging	1.5
Technology Hardware, Storage & Peripherals	1.3
Distributors	1.2
Commercial Services & Supplies	1.1
Automobiles	0.9
Specialty Retail	0.8
Electrical Equipment	0.8
Health Care Equipment & Supplies	0.7
Real Estate Management & Development	0.6
Construction & Engineering	0.3
Interactive Media & Services	0.2
Tobacco	0.0 *
Total Common Stocks	94.2
Preferred Stocks	0.8
Registered Investment Company	5.5
U.S. Treasury Bill	1.1
Unrealized Depreciation on Forward Contracts	(2.6)
Other Assets and Liabilities (Net)	1.0
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

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Tweedy, Browne International Value Fund

Portfolio Composition
June 30, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	16%
Switzerland	14
France	13
Japan	9
Germany	8
South Korea	5
Canada	5
Singapore	4
Other Countries(a)	21
Money Market Funds, Treasury Bills and Other Assets and Liabilities (Net)(b)	5
Total	100%

(a)	“Other Countries” include Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines, Sweden and United States
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2025 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/25*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
50,000,000	Great Britain Pound Sterling	JPM	7/28/25	$63,154,500	$68,526,487	$5,371,987
FORWARD EXCHANGE CONTRACTS TO SELL(a)
55,000,000	Canadian Dollar	NTC	9/11/25	$(40,977,530)	$(40,454,940)	$522,590
33,000,000	Canadian Dollar	NTC	12/18/25	(23,652,523)	(24,383,478)	(730,955)
50,000,000	Canadian Dollar	SSB	1/6/26	(35,240,751)	(36,974,371)	(1,733,620)
39,000,000	Canadian Dollar	NTC	4/8/26	(27,720,422)	(28,932,512)	(1,212,090)
17,000,000	Canadian Dollar	BNY	6/26/26	(12,618,765)	(12,647,157)	(28,392)
12,000,000,000	Chilean Peso	JPM	1/13/26	(11,930,801)	(12,845,222)	(914,421)
16,300,000,000	Chilean Peso	SSB	4/8/26	(16,917,488)	(17,426,805)	(509,317)
4,700,000,000	Chilean Peso	SSB	6/26/26	(4,975,651)	(5,019,438)	(43,787)
240,000,000	Chinese Yuan	SSB	5/15/26	(34,098,174)	(34,248,120)	(149,946)
280,000,000	Chinese Yuan	JPM	6/12/26	(40,012,575)	(40,024,660)	(12,085)
90,000,000	European Union Euro	SSB	12/12/25	(96,753,600)	(106,765,376)	(10,011,776)
75,000,000	European Union Euro	NTC	12/17/25	(81,008,925)	(88,998,519)	(7,989,594)
65,000,000	European Union Euro	SSB	12/17/25	(70,176,600)	(77,132,050)	(6,955,450)
100,000,000	European Union Euro	SSB	4/29/26	(115,943,000)	(119,494,450)	(3,551,450)
120,000,000	European Union Euro	BNY	5/29/26	(139,218,000)	(143,615,099)	(4,397,099)
85,000,000	European Union Euro	NTC	6/12/26	(99,291,050)	(101,800,832)	(2,509,782)
85,000,000	European Union Euro	BNY	6/16/26	(99,246,000)	(101,821,843)	(2,575,843)
50,000,000	Great Britain Pound Sterling	JPM	7/28/25	(64,911,500)	(68,526,487)	(3,614,987)
75,000,000	Great Britain Pound Sterling	NTC	8/14/25	(95,168,250)	(102,802,046)	(7,633,796)
94,000,000	Great Britain Pound Sterling	NTC	8/26/25	(120,884,000)	(128,856,912)	(7,972,912)
75,000,000	Great Britain Pound Sterling	NTC	9/26/25	(98,813,250)	(102,834,164)	(4,020,914)
52,000,000	Great Britain Pound Sterling	JPM	10/10/25	(67,978,040)	(71,303,050)	(3,325,010)
20,000,000	Hong Kong Dollar	SSB	5/15/26	(2,601,083)	(2,585,139)	15,944
315,000,000	Hong Kong Dollar	NTC	5/20/26	(40,955,365)	(40,721,081)	234,284
6,400,000,000	Japanese Yen	JPM	8/21/25	(45,435,829)	(44,569,595)	866,234
2,200,000,000	Japanese Yen	JPM	8/29/25	(15,817,462)	(15,336,921)	480,541
6,100,000,000	Japanese Yen	JPM	9/11/25	(43,650,936)	(42,576,958)	1,073,978
3,800,000,000	Japanese Yen	BNY	10/2/25	(27,462,600)	(26,584,987)	877,613
3,500,000,000	Japanese Yen	SSB	12/22/25	(23,893,558)	(24,698,802)	(805,244)
2,200,000,000	Japanese Yen	JPM	1/13/26	(14,574,043)	(15,557,012)	(982,969)
5,800,000,000	Japanese Yen	SSB	2/19/26	(39,773,701)	(41,142,470)	(1,368,769)
770,000,000	Japanese Yen	SSB	4/7/26	(5,318,208)	(5,483,848)	(165,640)
2,000,000,000	Japanese Yen	BNY	5/29/26	(14,460,793)	(14,307,023)	153,770
2,100,000,000	Japanese Yen	BNY	6/26/26	(15,069,968)	(15,059,222)	10,746
2,700,000,000	Japanese Yen	SSB	7/6/26	(19,387,944)	(19,375,763)	12,181
73,000,000	Mexican Peso	NTC	9/11/25	(3,479,836)	(3,834,587)	(354,751)
400,000,000	Mexican Peso	BNY	4/15/26	(18,755,128)	(20,493,084)	(1,737,956)
265,000,000	Mexican Peso	NTC	4/29/26	(12,886,347)	(13,554,254)	(667,907)
260,000,000	Mexican Peso	BNY	5/29/26	(12,894,267)	(13,251,633)	(357,366)
115,000,000	Mexican Peso	JPM	6/15/26	(5,748,039)	(5,849,614)	(101,575)
37,800,000	Philippine Peso	JPM	11/26/25	(637,867)	(668,927)	(31,060)
92,000,000	Philippine Peso	SSB	4/8/26	(1,598,055)	(1,623,051)	(24,996)
67,000,000	Philippine Peso	SSB	6/26/26	(1,160,173)	(1,179,954)	(19,781)
75,000,000	Singapore Dollar	SSB	7/3/25	(56,114,540)	(58,899,694)	(2,785,154)
67,000,000	Singapore Dollar	JPM	7/18/25	(50,429,023)	(52,678,855)	(2,249,832)
75,000,000	Singapore Dollar	SSB	11/24/25	(56,749,738)	(59,495,713)	(2,745,975)
6,000,000	Singapore Dollar	NTC	5/20/26	(4,690,798)	(4,811,370)	(120,572)
36,000,000,000	South Korean Won	JPM	12/12/25	(25,883,453)	(26,940,738)	(1,057,285)
40,000,000,000	South Korean Won	JPM	3/11/26	(27,901,202)	(30,075,088)	(2,173,886)
69,000,000,000	South Korean Won	SSB	4/7/26	(47,830,306)	(51,951,780)	(4,121,474)
60,000,000,000	South Korean Won	JPM	5/29/26	(44,692,737)	(45,296,958)	(604,221)
27,500,000,000	South Korean Won	SSB	6/26/26	(20,479,595)	(20,792,864)	(313,269)
97,120,000	Swedish Krona	NTC	4/15/26	(10,080,231)	(10,370,702)	(290,471)
500,000,000	Swedish Krona	SSB	5/15/26	(53,060,531)	(53,475,928)	(415,397)
120,000,000	Swiss Franc	SSB	12/22/25	(140,581,068)	(154,046,477)	(13,465,409)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2025 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/25*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
85,000,000	Swiss Franc	JPM	1/7/26	$(98,330,692)	$(109,316,731)	$(10,986,039)
40,000,000	Swiss Franc	JPM	2/6/26	(45,949,732)	(51,603,558)	(5,653,826)
25,000,000	Swiss Franc	SSB	4/7/26	(29,565,400)	(32,454,598)	(2,889,198)
11,800,000	Swiss Franc	NTC	5/29/26	(14,956,398)	(15,402,330)	(445,932)
TOTAL				$(2,490,393,541)	$(2,612,974,840)	$(122,581,299)
Unrealized Depreciation on Forward Contracts (Net)						$(117,209,312)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—90.7%
	Belgium—2.1%
116,662	Azelis Group NV	$1,852,848
79,510	Fagron NV	2,095,322
		3,948,170
	Canada—5.5%
175,000	E-L Financial Corp., Ltd.	2,071,272
21,490	Lassonde Industries, Inc., Class A	3,285,316
154,890	Winpak, Ltd.	5,067,270
		10,423,858
	China—2.1%
515,680	Haitian International Holdings, Ltd.	1,340,111
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	393,548
131,955	Wuliangye Yibin Co., Ltd., Class A	2,189,582
		3,923,241
	Finland—3.5%
287,855	Kemira Oyj	6,646,465
	France—12.1%
23,595	Alten SA	2,062,041
26,270	Arkema SA	1,928,857
123,575	Rubis SCA	3,977,505
18,979	Safran SA	6,146,638
7,040	Sopra Steria Group	1,708,975
34,195	Teleperformance SE	3,304,308
60,820	TotalEnergies SE	3,719,604
		22,847,928
	Germany—5.5%
13,625	Brenntag SE	898,846
127,939	DHL Group	5,888,605
1,678	Rheinmetall AG	3,539,587
		10,327,038
	Hong Kong—3.5%
1,663,100	Chow Sang Sang Holdings International, Ltd.	1,805,046
405,955	Hang Lung Group, Ltd.	706,414
45,710	Luk Fook Holdings International, Ltd.	116,750
314,120	Prudential plc	3,928,326
		6,556,536
	Italy—0.8%
28,467	SOL SpA	1,607,309
	Japan—13.3%
103,690	ADEKA Corp.	1,979,833
12,000	Fukuda Denshi Co., Ltd.	581,536
50,620	Fuso Chemical Co., Ltd.	1,356,222
111,630	Inaba Denki Sangyo Co., Ltd.	3,058,822
199,525	Kanadevia Corp.	1,346,789
89,190	Koito Manufacturing Co., Ltd.	1,064,822
155,825	Kuraray Co., Ltd.	1,979,569
108,510	Mitsubishi Gas Chemical Co., Inc.	1,664,328
Shares		Value*
	Japan (continued)
71,300	Nakanishi, Inc.	$935,891
48,080	Nifco, Inc.	1,138,382
59,015	Nippon Sanso Holdings Corp.	2,231,984
24,910	Okamoto Industries, Inc.	830,362
142,920	Subaru Corp.	2,488,942
88,120	Taikisha, Ltd.	1,574,563
117,505	Takara Holdings, Inc.	974,565
80,335	Transcosmos, Inc.	1,946,571
		25,153,181
	Mexico—2.4%
16,652	Coca-Cola FEMSA SAB de CV, Sponsored ADR	1,610,748
1,079,344	Megacable Holdings SAB de CV	3,000,019
		4,610,767
	Netherlands—2.7%
53,075	Aalberts NV	1,916,412
41,905	Heineken Holding NV	3,111,279
		5,027,691
	Philippines—0.6%
6,997,100	Alliance Global Group, Inc.	1,120,430
	Singapore—2.9%
194,715	United Overseas Bank, Ltd.	5,503,663
	South Korea—5.9%
15,005	DB Insurance Co., Ltd.	1,370,863
8,035	Dentium Co., Ltd.	367,338
43,735	Hana Financial Group, Inc.	2,796,629
66,311	LG Corp.	3,911,052
62,540	Samsung Electronics Co., Ltd.	2,771,111
		11,216,993
	Sweden—2.4%
16,000	Autoliv, Inc.	1,790,400
73,983	Trelleborg AB, Class B	2,733,297
		4,523,697
	Switzerland—7.2%
51,845	Nestlé SA, Registered	5,134,348
32,551	Novartis AG, Registered	3,932,701
13,870	Roche Holding AG	4,502,523
		13,569,572
	United Kingdom—16.7%
207,677	BAE Systems plc	5,368,794
280,000	CNH Industrial NV	3,628,800
71,505	Computacenter plc	2,351,685
201,529	CVS Group plc	3,452,066
124,793	Diageo plc	3,126,064
229,117	Grafton Group plc	3,208,778
281,060	Inchcape plc	2,796,193
1,504,280	Johnson Service Group plc	3,133,313
587,870	Pets at Home Group plc	2,110,640
2,741,248	Vertu Motors plc	2,385,358
		31,561,691

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2025 (Unaudited)
Shares		Value*
	United States—1.5%
60,342	Ionis Pharmaceuticals, Inc.(a)	$2,384,112
2,849	Johnson & Johnson	435,185
		2,819,297

TOTAL COMMON STOCKS (Cost $125,606,103)		171,387,527

PREFERRED STOCKS—1.3%
	Chile—0.9%
502,909	Embotelladora Andina SA, Class A (Cost $1,426,482)	1,669,997
	Germany—0.4%
648	KSB AG (Cost $341,191)	667,855

TOTAL PREFERRED STOCKS (Cost $1,767,673)		2,337,852

Shares		Value*

REGISTERED INVESTMENT COMPANY—4.3%
8,157,869	Dreyfus Government Securities Cash Management– Institutional Shares 4.09%(b) (Cost $8,157,869)	$8,157,869
INVESTMENTS IN SECURITIES (Cost $135,531,645)	96.3%	181,883,248
OTHER ASSETS AND LIABILITIES (Net)	3.7	7,037,575
NET ASSETS	100.0%	$188,920,823

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2025.

Abbreviations:
ADR —	American Depositary Receipt

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
June 30, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Chemicals	10.7%
Aerospace & Defense	8.0
Machinery	5.9
Beverages	5.9
Trading Companies & Distributors	4.8
Pharmaceuticals	4.7
Food Products	4.4
Banks	4.4
Insurance	3.9
IT Services	3.2
Air Freight & Logistics	3.1
Health Care Providers & Services	2.9
Professional Services	2.7
Containers & Packaging	2.7
Industrial Conglomerates	2.7
Specialty Retail	2.5
Automobile Components	2.2
Gas Utilities	2.1
Oil, Gas & Consumable Fuels	2.0
Commercial Services & Supplies	1.7
Media	1.6
Distributors	1.5
Technology Hardware, Storage & Peripherals	1.4
Automobiles	1.3
Biotechnology	1.3
Health Care Equipment & Supplies	1.0
Textiles, Apparel & Luxury Goods	0.9
Construction & Engineering	0.8
Real Estate Management & Development	0.4
Total Common Stocks	90.7
Preferred Stocks	1.3
Registered Investment Company	4.3
Other Assets and Liabilities (Net)	3.7
Net Assets	100.0%

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
June 30, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	17%
Japan	13
France	12
Switzerland	7
South Korea	6
Germany	6
Canada	6
Finland	4
Other Countries(a)	21
Money Market Funds and Other Assets and Liabilities (Net)	8
Total	100%

(a)	“Other Countries” include Belgium, Chile, China, Hong Kong, Italy, Mexico, Netherlands, Philippines, Singapore, Sweden and United States

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—94.9%
	Belgium—1.2%
206,110	Azelis Group NV	$3,273,478
66,181	Fagron NV	1,744,064
		5,017,542
	Canada—2.0%
18,010	Lassonde Industries, Inc., Class A	2,753,306
180,543	Winpak, Ltd.	5,906,515
		8,659,821
	China—2.8%
231,680	Baidu, Inc., Class A(a)	2,462,891
1,006,590	Haitian International Holdings, Ltd.	2,615,852
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	380,808
2,349,905	Uni-President China Holdings, Ltd.	2,843,834
215,487	Wuliangye Yibin Co., Ltd., Class A	3,575,662
		11,879,047
	Finland—1.5%
276,019	Kemira Oyj	6,373,176
	France—14.0%
73,222	Alten SA	6,399,100
61,785	Arkema SA	4,536,521
299,826	Rubis SCA	9,650,490
45,032	Safran SA	14,584,298
12,410	Sopra Steria Group	3,012,555
78,235	Teleperformance SE	7,559,952
236,380	TotalEnergies SE	14,456,430
		60,199,346
	Germany—5.9%
54,875	Brenntag SE	3,620,124
190,881	DHL Group	8,785,615
94,730	Fresenius SE & Co., KGaA	4,745,965
3,968	Rheinmetall AG	8,370,133
		25,521,837
	Hong Kong—2.4%
1,046,000	Chow Sang Sang Holdings International, Ltd.	1,135,276
214,000	Luk Fook Holdings International, Ltd.	546,586
692,967	Prudential plc	8,666,117
		10,347,979
	Japan—8.4%
110,975	ADEKA Corp.	2,118,931
94,205	Fuso Chemical Co., Ltd.	2,523,960
37,260	Hosokawa Micron Corp.	1,280,736
36,595	Inaba Denki Sangyo Co., Ltd.	1,002,755
352,585	Kanadevia Corp.	2,379,940
160,830	Koito Manufacturing Co., Ltd.	1,920,117
148,315	Mitsubishi Gas Chemical Co., Inc.	2,274,858
Shares		Value*
	Japan (continued)
166,240	Nakanishi, Inc.	$2,182,083
86,160	Nifco, Inc.	2,039,996
139,680	Nippon Sanso Holdings Corp.	5,282,785
28,005	Okamoto Industries, Inc.	933,532
80,005	Shoei Co., Ltd.	963,749
250,250	Subaru Corp.	4,358,087
77,040	Taikisha, Ltd.	1,376,581
225,715	Takara Holdings, Inc.	1,872,038
87,100	Transcosmos, Inc.	2,110,492
99,120	YAMABIKO Corp.	1,457,516
		36,078,156
	Mexico—1.2%
54,420	Coca-Cola FEMSA SAB de CV, Sponsored ADR	5,264,047
	Netherlands—2.8%
113,350	Aalberts NV	4,092,800
107,573	Heineken Holding NV	7,986,866
		12,079,666
	Philippines—0.2%
6,542,900	Alliance Global Group, Inc.	1,047,700
	Singapore—2.4%
371,712	United Overseas Bank, Ltd.	10,506,522
	South Korea—4.0%
16,075	DB Insurance Co., Ltd.	1,468,618
11,335	Dentium Co., Ltd.	518,205
95,475	Hana Financial Group, Inc.	6,105,137
70,858	LG Corp.	4,179,236
61,295	LX Holdings Corp.	435,096
105,905	Samsung Electronics Co., Ltd.	4,692,590
		17,398,882
	Sweden—1.7%
26,854	Autoliv, Inc.	3,004,962
111,490	Trelleborg AB, Class B	4,118,991
		7,123,953
	Switzerland—7.4%
111,780	Nestlé SA, ADR	11,101,989
50,749	Novartis AG, Registered	6,131,321
44,523	Roche Holding AG	14,453,195
		31,686,505
	United Kingdom—12.1%
389,775	BAE Systems plc	10,076,328
650,620	CNH Industrial NV	8,432,035
150,005	Computacenter plc	4,933,424
350,760	CVS Group plc	6,008,300
60,640	Diageo plc, Sponsored ADR	6,114,938
223,196	Grafton Group plc	3,125,855
252,750	Howden Joinery Group plc	2,964,807
282,425	Inchcape plc	2,809,773

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2025 (Unaudited)
Shares		Value*
	United Kingdom (continued)
1,269,763	Johnson Service Group plc	$2,644,830
1,396,111	Pets at Home Group plc	5,012,481
		52,122,771
	United States—24.9%
44,321	Alphabet, Inc., Class A	7,810,690
48,220	Atmus Filtration Technologies, Inc.	1,756,173
1,510	AutoZone, Inc.(a)	5,605,467
76,760	Bank of America Corp.	3,632,283
14	Berkshire Hathaway, Inc., Class A(a)	10,203,200
15,000	Berkshire Hathaway, Inc., Class B(a)	7,286,550
107,535	Enterprise Products Partners LP	3,334,660
372,000	Envista Holdings Corp.(a)	7,268,880
35,160	FedEx Corp.	7,992,220
190,425	Ionis Pharmaceuticals, Inc.(a)	7,523,692
50,481	Johnson & Johnson	7,710,973
150,612	Sealed Air Corp.	4,673,490
110,450	Truist Financial Corp.	4,748,246
122,928	U-Haul Holding Co.	6,683,595
14,241	Vertex Pharmaceuticals, Inc.(a)	6,340,093
183,801	Wells Fargo & Co.	14,726,136
		107,296,348

TOTAL COMMON STOCKS (Cost $257,292,668)		408,603,298

PREFERRED STOCK—0.4%
	Chile—0.4%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	1,633,772

Shares		Value*

REGISTERED INVESTMENT COMPANY—5.2%
22,697,688	Dreyfus Government Securities Cash Management– Institutional Shares 4.09%(b) (Cost $22,697,688)	$22,697,688

Face Value
U.S. TREASURY BILL—0.9%
$4,000,000	4.266%(c) due 08/28/2025 (Cost $3,972,869)	3,972,054
INVESTMENTS IN SECURITIES (Cost $284,881,601)	101.4%	436,906,812

UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(1.9)	(8,365,137)
OTHER ASSETS AND LIABILITIES (Net)	0.5	2,097,290
NET ASSETS	100.0%	$430,638,965

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2025.
(c)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR —	American Depositary Receipt

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification
June 30, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	9.1%
Aerospace & Defense	7.7
Pharmaceuticals	6.6
Machinery	6.3
Beverages	5.7
Chemicals	5.5
Oil, Gas & Consumable Fuels	4.2
Financial Services	4.1
Air Freight & Logistics	3.9
Food Products	3.9
IT Services	3.3
Trading Companies & Distributors	3.2
Biotechnology	3.2
Health Care Providers & Services	2.9
Specialty Retail	2.6
Containers & Packaging	2.5
Interactive Media & Services	2.4
Insurance	2.3
Health Care Equipment & Supplies	2.3
Professional Services	2.3
Gas Utilities	2.2
Automobile Components	1.9
Ground Transportation	1.5
Industrial Conglomerates	1.3
Technology Hardware, Storage & Peripherals	1.1
Automobiles	1.0
Distributors	0.7
Commercial Services & Supplies	0.6
Construction & Engineering	0.3
Textiles, Apparel & Luxury Goods	0.3
Total Common Stocks	94.9
Preferred Stock	0.4
Registered Investment Company	5.2
U.S. Treasury Bill	0.9
Unrealized Depreciation on Forward Contracts	(1.9)
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio Composition
June 30, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United States	25%
France	14
United Kingdom	12
Japan	8
Switzerland	7
Germany	6
South Korea	4
Netherlands	3
Other Countries(a)	16
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	5
Total	100%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Finland, Hong Kong, Mexico, Philippines, Singapore and Sweden
(b)	Includes Unrealized Depreciation on Forward Contracts (Net)

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
June 30, 2025 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/25*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
630,000	Canadian Dollar	SSB	9/9/25	$(471,169)	$(463,347)	$7,822
2,600,000	Canadian Dollar	SSB	1/16/26	(1,828,655)	(1,923,337)	(94,682)
450,000	Canadian Dollar	BNY	6/26/26	(334,026)	(334,778)	(752)
1,040,000,000	Chilean Peso	SSB	8/14/25	(1,092,437)	(1,114,165)	(21,728)
435,000,000	Chilean Peso	SSB	6/26/26	(460,512)	(464,565)	(4,053)
34,500,000	Chinese Yuan	JPM	3/6/26	(4,857,126)	(4,902,187)	(45,061)
20,000,000	Chinese Yuan	SSB	5/15/26	(2,841,515)	(2,854,010)	(12,495)
10,500,000	Chinese Yuan	JPM	5/29/26	(1,499,071)	(1,499,639)	(568)
3,500,000	European Union Euro	NTC	11/6/25	(3,848,404)	(4,142,813)	(294,409)
14,200,000	European Union Euro	SSB	2/19/26	(14,965,763)	(16,908,163)	(1,942,400)
16,000,000	European Union Euro	BNY	5/29/26	(18,562,400)	(19,148,680)	(586,280)
12,500,000	European Union Euro	BNY	6/5/26	(14,456,000)	(14,965,306)	(509,306)
2,500,000	Great Britain Pound Sterling	JPM	7/28/25	(3,245,575)	(3,426,324)	(180,749)
4,400,000	Great Britain Pound Sterling	NTC	8/14/25	(5,583,204)	(6,031,053)	(447,849)
6,400,000	Great Britain Pound Sterling	SSB	1/30/26	(7,880,768)	(8,778,433)	(897,665)
4,000,000	Great Britain Pound Sterling	SSB	4/30/26	(5,309,916)	(5,486,463)	(176,547)
3,300,000	Great Britain Pound Sterling	BNY	5/29/26	(4,438,078)	(4,526,317)	(88,239)
4,500,000	Hong Kong Dollar	BNY	9/11/25	(581,022)	(576,900)	4,122
6,500,000	Hong Kong Dollar	SSB	12/12/25	(839,116)	(836,670)	2,446
5,200,000	Hong Kong Dollar	SSB	2/20/26	(671,267)	(670,711)	556
9,200,000	Hong Kong Dollar	SSB	4/9/26	(1,189,023)	(1,188,082)	941
2,700,000	Hong Kong Dollar	JPM	5/29/26	(349,517)	(349,117)	400
220,000,000	Japanese Yen	JPM	8/29/25	(1,581,746)	(1,533,692)	48,054
145,000,000	Japanese Yen	SSB	9/9/25	(1,043,585)	(1,011,851)	31,734
190,000,000	Japanese Yen	BNY	10/2/25	(1,373,130)	(1,329,249)	43,881
105,000,000	Japanese Yen	JPM	1/13/26	(695,579)	(742,494)	(46,915)
470,000,000	Japanese Yen	SSB	2/19/26	(3,223,041)	(3,333,959)	(110,918)
300,000,000	Japanese Yen	JPM	3/30/26	(2,091,124)	(2,135,111)	(43,987)
485,000,000	Japanese Yen	SSB	4/7/26	(3,349,780)	(3,454,112)	(104,332)
140,000,000	Japanese Yen	SSB	4/30/26	(1,018,217)	(999,017)	19,200
145,000,000	Japanese Yen	BNY	5/29/26	(1,048,408)	(1,037,259)	11,149
515,000,000	Japanese Yen	JPM	6/5/26	(3,692,023)	(3,686,263)	5,760
140,000,000	Japanese Yen	BNY	6/26/26	(1,004,665)	(1,003,948)	717
415,000,000	Japanese Yen	SSB	7/6/26	(2,979,999)	(2,978,127)	1,872
17,000,000	Mexican Peso	BNY	7/18/25	(898,853)	(898,033)	820
8,200,000	Mexican Peso	SSB	4/7/26	(384,703)	(420,506)	(35,803)
24,000,000	Mexican Peso	JPM	6/15/26	(1,199,591)	(1,220,789)	(21,198)
11,800,000	Philippine Peso	JPM	11/26/25	(199,123)	(208,818)	(9,695)
25,900,000	Philippine Peso	SSB	4/8/26	(449,887)	(456,924)	(7,037)
19,500,000	Philippine Peso	SSB	6/26/26	(337,662)	(343,419)	(5,757)
1,900,000	Singapore Dollar	SSB	11/24/25	(1,437,659)	(1,507,225)	(69,566)
10,000,000	Singapore Dollar	SSB	1/30/26	(7,490,356)	(7,966,757)	(476,401)
4,500,000,000	South Korean Won	JPM	3/11/26	(3,138,885)	(3,383,447)	(244,562)
6,600,000,000	South Korean Won	JPM	3/30/26	(4,579,517)	(4,967,251)	(387,734)
1,000,000,000	South Korean Won	SSB	4/7/26	(693,193)	(752,924)	(59,731)
1,390,000,000	South Korean Won	JPM	5/20/26	(1,000,144)	(1,048,891)	(48,747)
3,400,000,000	South Korean Won	JPM	6/15/26	(2,564,006)	(2,569,086)	(5,080)
25,000,000	Swedish Krona	NTC	4/15/26	(2,594,788)	(2,669,559)	(74,771)
3,700,000	Swedish Krona	BNY	6/26/26	(393,785)	(396,626)	(2,841)
1,000,000	Swiss Franc	SSB	12/22/25	(1,171,509)	(1,283,721)	(112,212)
8,800,000	Swiss Franc	JPM	1/7/26	(10,180,119)	(11,317,497)	(1,137,378)
1,600,000	Swiss Franc	SSB	4/7/26	(1,892,186)	(2,077,094)	(184,908)
1,500,000	Swiss Franc	BNY	6/15/26	(1,909,174)	(1,961,429)	(52,255)
TOTAL				$(160,921,001)	$(169,286,138)	$(8,365,137)
Unrealized Depreciation on Forward Contracts (Net)						$(8,365,137)

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BNY —	The Bank of New York Mellon
JPM —	JPMorgan Chase Bank NA
NTC —	Northern Trust Company
SSB —	State Street Bank and Trust Company

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments
June 30, 2025 (Unaudited)

Shares		Value*
COMMON STOCKS—88.5%
	Belgium—1.2%
7,175	KBC Group NV	$738,305
	China—3.1%
308,710	Haitian International Holdings, Ltd.	802,253
976,845	Uni-President China Holdings, Ltd.	1,182,169
		1,984,422
	Finland—3.4%
95,220	Kemira Oyj	2,198,594
	France—9.6%
58,430	Rubis SCA	1,880,684
6,495	Safran SA	2,103,505
3,235	Sopra Steria Group	785,303
14,570	Teleperformance SE	1,407,919
		6,177,411
	Germany—3.7%
36,145	DHL Group	1,663,634
1,154	Muenchener Rueckversicherungs AG, Registered	745,855
		2,409,489
	Hong Kong—3.4%
407,000	Hang Lung Group, Ltd.	708,232
22,115	Jardine Matheson Holdings, Ltd.	1,062,847
172,775	Luk Fook Holdings International, Ltd.	441,291
		2,212,370
	Japan—11.9%
42,370	ADEKA Corp.	809,003
45,315	Inaba Denki Sangyo Co., Ltd.	1,241,696
49,105	Isuzu Motors, Ltd.	622,290
56,600	Kuraray Co., Ltd.	719,035
48,915	Mitsubishi Gas Chemical Co., Inc.	750,259
36,975	Nippon Express Holdings, Inc.	740,422
49,970	Shoei Co., Ltd.	601,944
64,635	Subaru Corp.	1,125,614
17,685	Sumitomo Heavy Industries, Ltd.	362,711
30,400	Transcosmos, Inc.	736,613
		7,709,587
	Mexico—3.3%
6,845	Coca-Cola FEMSA SAB de CV, Sponsored ADR	662,117
531,475	Megacable Holdings SAB de CV	1,477,226
		2,139,343
	Netherlands—3.1%
36,370	Aalberts NV	1,313,234
9,560	Heineken Holding NV	709,792
		2,023,026
	Singapore—5.0%
47,884	DBS Group Holdings, Ltd.	1,688,431
55,229	United Overseas Bank, Ltd.	1,561,060
		3,249,491
Shares		Value*
	South Korea—3.4%
11,110	DB Insurance Co., Ltd.	$1,015,014
13,365	LG Corp.	788,274
53,223	LX Holdings Corp.	377,798
		2,181,086
	Sweden—3.4%
3,000	Autoliv, Inc.	335,700
30,705	SKF AB, Class B	699,452
31,750	Trelleborg AB, Class B	1,173,001
		2,208,153
	Switzerland—12.8%
28,420	Nestlé SA, Registered	2,814,508
16,072	Novartis AG, Registered	1,941,764
6,570	Roche Holding AG	2,132,774
1,947	Zurich Insurance Group AG	1,356,541
		8,245,587
	United Kingdom—14.4%
72,171	BAE Systems plc	1,865,740
53,710	CNH Industrial NV	696,082
32,215	Computacenter plc	1,059,500
68,020	Diageo plc	1,703,901
40,695	Grafton Group plc	569,933
47,690	Howden Joinery Group plc	559,413
133,180	Inchcape plc	1,324,973
315,729	Pets at Home Group plc	1,133,567
120,610	SThree plc	404,104
		9,317,213
	United States—6.8%
11,200	Bank of America Corp.	529,984
900	Enterprise Products Partners LP	27,909
27,445	FMC Corp.	1,145,829
30,645	Truist Financial Corp.	1,317,429
30,030	U.S. Bancorp	1,358,857
		4,380,008

TOTAL COMMON STOCKS (Cost $41,405,853)		57,174,085

REGISTERED INVESTMENT COMPANY—11.0%
7,078,996	Dreyfus Government Securities Cash Management– Institutional Shares 4.09%(a) (Cost $7,078,996)	7,078,996
INVESTMENTS IN SECURITIES (Cost $48,484,849)	99.5%	64,253,081
OTHER ASSETS AND LIABILITIES (Net)	0.5	346,857
NET ASSETS	100.0%	$64,599,938

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Rate disclosed is the 7-day yield at June 30, 2025.

Abbreviations:
ADR —	American Depositary Receipt

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification
June 30, 2025 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	11.1%
Chemicals	8.8
Machinery	7.9
Pharmaceuticals	6.3
Food Products	6.2
Aerospace & Defense	6.2
Insurance	4.8
Beverages	4.7
Professional Services	3.9
Air Freight & Logistics	3.7
Trading Companies & Distributors	3.7
Industrial Conglomerates	3.4
Gas Utilities	2.9
IT Services	2.8
Automobiles	2.7
Specialty Retail	2.5
Media	2.3
Distributors	2.0
Automobile Components	1.4
Real Estate Management & Development	1.1
Oil, Gas & Consumable Fuels	0.1
Total Common Stocks	88.5
Registered Investment Company	11.0
Other Assets and Liabilities (Net)	0.5
Net Assets	100.0%

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio Composition
June 30, 2025 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	14%
Switzerland	13
Japan	12
France	10
United States	7
Singapore	5
Germany	4
Hong Kong	4
Other Countries(a)	19
Money Market Funds and Other Assets and Liabilities (Net)	12
Total	100%

(a)	“Other Countries” include Belgium, China, Finland, Mexico, Netherlands, South Korea and Sweden

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
• Level 1 − quoted prices in active markets for identical securities
• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2025. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

International Value Fund	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$4,282,030,368	$4,282,030,368	$—	$—
Preferred Stocks	39,448,504	39,448,504	—	—
Registered Investment Company	248,907,725	248,907,725	—	—
U.S. Treasury Bill	49,947,646	—	49,947,646	—
Total Investments in Securities	4,620,334,243	4,570,386,597	49,947,646	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	9,619,868	—	9,619,868	—
Liability
Unrealized depreciation of forward exchange contracts	(126,829,180)	—	(126,829,180)	—
Total	$4,503,124,931	$4,570,386,597	$(67,261,666)	$—

International Value Fund II - Currency Unhedged	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$171,387,527	$171,387,527	$—	$—
Preferred Stocks	2,337,852	2,337,852	—	—
Registered Investment Company	8,157,869	8,157,869	—	—
Total	$181,883,248	$181,883,248	$—	$—

Value Fund	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$408,603,298	$408,603,298	$—	$—
Preferred Stock	1,633,772	1,633,772	—	—
Registered Investment Company	22,697,688	22,697,688	—	—
U.S. Treasury Bill	3,972,054	—	3,972,054	—
Total Investments in Securities	436,906,812	432,934,758	3,972,054	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	179,474	—	179,474	—
Liability
Unrealized depreciation of forward exchange contracts	(8,544,611)	—	(8,544,611)	—
Total	$428,541,675	$432,934,758	$(4,393,083)	$—

Worldwide High Dividend Yield Value Fund	Total Value at June 30, 2025	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$57,174,085	$57,174,085	$—	$—
Registered Investment Company	7,078,996	7,078,996	—	—
Total	$64,253,081	$64,253,081	$—	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2025:

Shares Held at 3/31/25	Name of Issuer†	Value at 3/31/25	Purchase Cost	Sales Proceeds	Value at 6/30/25	Shares Held at 6/30/25	Net Realized Gain (Loss) 4/1/25 6/30/25	Change in Net Unrealized Appreciation 4/1/25 to 6/30/25
4,130,268	CVS Group PLC	$53,524,680	$—	$—	$70,748,909	4,130,268	$—	$17,224,229
15,698,026	Johnson Service Group PLC	26,989,287	11,692,529	—	45,322,488	21,758,986	—	6,640,672
251,390	Lassonde Industries Inc, Class A	36,818,133	—	—	38,431,626	251,390	—	1,613,493
63,203	Phoenix Mecano AG, Registered	31,258,367	—	—	34,936,332	63,203	—	3,677,965
16,292,379	Vertu Motors PLC	11,093,612	—	—	14,177,176	16,292,379	—	3,083,564
		$159,684,079	$11,692,529	$—	$203,616,531		$—	$32,239,923

†	Issuer countries: United Kingdom, United Kingdom, Canada, Switzerland and United Kingdom, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.